SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Regulatory Balancing Accounts [Abstract]
Schedule Of Regulatory Balancing Accounts
SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2013	2012	2013	2012	2013	2012
Current:
Overcollected	$(1,077)	$(643)	$(645)	$(340)	$(432)	$(303)
Undercollected	1,542	897	1,201	735	341	162
Net current receivable (payable)(1)	465	254	556	395	(91)	(141)
Non-current:
Undercollected(2)	213	―	161	―	52	―
Total net receivable (payable)(1)	$678	$254	$717	$395	$(39)	$(141)
(1)	At December 31, 2013 and 2012, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheets.
(2)	Long-term undercollected balance included in Other Regulatory Assets (long-term) on the Consolidated Balance Sheets.

Schedule Of Regulatory Assets (Liabilities) [Abstract]
Schedule of regulatory assets and liabilities
REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2013	2012
SDG&E
Fixed-price contracts and other derivatives	$58	$149
Costs related to SONGS plant closure	303	―
Costs related to wildfire litigation	330	364
Deferred taxes recoverable in rates	788	718
Pension and other postretirement benefit obligations	106	303
Removal obligations(1)	(1,403)	(1,603)
Unamortized loss on reacquired debt	14	16
Environmental costs	20	16
Legacy meters	62	90
Sunrise Powerlink fire mitigation	115	117
Other	15	23
Total SDG&E	408	193
SoCalGas
Pension and other postretirement benefit obligations	231	835
Employee benefit costs	51	58
Removal obligations(1)	(1,205)	(1,103)
Deferred taxes recoverable in rates	110	38
Unamortized loss on reacquired debt	14	17
Environmental costs	14	14
Workers’ compensation	26	27
Other	―	(2)
Total SoCalGas	(759)	(116)
Other Sempra Energy
Sempra Natural Gas	(11)	3
Sempra Mexico	8	1
Total Other Sempra Energy	(3)	4
Total Sempra Energy Consolidated	$(354)	$81
(1)	Related to obligations discussed below in “Asset Retirement Obligations.”

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2013			2012
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets	$38	$29	$5	$62	$49	$4
Noncurrent regulatory assets(1)	2,335	1,787	536	2,742	1,747	983
Current regulatory liabilities(2)	(7)	(5)	―	(2)	―	―
Noncurrent regulatory liabilities(3)	(2,720)	(1,403)	(1,300)	(2,721)	(1,603)	(1,103)
Total	$(354)	$408	$(759)	$81	$193	$(116)
(1)	Excludes long-term undercollected balancing accounts of $213 million at Sempra Energy, $161 million at SDG&E and $52 million at SoCalGas recorded in Other Regulatory Assets (long-term).
(2)	Included in Other Current Liabilities.
(3)	At December 31, 2013 and 2012, $97 million and $1 million, respectively, at Sempra Energy Consolidated is included in Deferred Credits and Other.

Schedule Of Receivables Collection Allowances [Abstract]
Schedule Of Receivables Collection Allowances
COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Sempra Energy Consolidated
Allowances for collection of receivables at January 1	$31	$29	$29
Provisions for uncollectible accounts	16	21	20
Write-offs of uncollectible accounts	(18)	(19)	(20)
Allowances for collection of receivables at December 31	$29	$31	$29
SDG&E
Allowances for collection of receivables at January 1	$6	$6	$5
Provisions for uncollectible accounts	4	5	8
Write-offs of uncollectible accounts	(5)	(5)	(7)
Allowances for collection of receivables at December 31	$5	$6	$6
SoCalGas
Allowances for collection of receivables at January 1	$14	$12	$14
Provisions for uncollectible accounts	7	12	8
Write-offs of uncollectible accounts	(9)	(10)	(10)
Allowances for collection of receivables at December 31	$12	$14	$12

Schedule Of Inventory Balances [Abstract]
Schedule of inventory
INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Natural Gas			LNG			Materials and supplies		Total
	2013	2012		2013	2012		2013	2012	2013	2012
SDG&E	$3	$3	$	―	$	―	$83	$79	$86	$82
SoCalGas	42	128		―		―	27	23	69	151
Sempra South American Utilities	―	―		―		―	40	34	40	34
Sempra Mexico	―	―		3		8	9	8	12	16
Sempra Renewables	―	―		―		―	2	3	2	3
Sempra Natural Gas	68	109		5		8	5	5	78	122
Sempra Energy Consolidated	$113	$240		$8		$16	$166	$152	$287	$408

Schedule Of Property Plant And Equipment By Major Functional Category [Abstract]
Schedule Of Property Plant And Equipment By Major Functional Category
PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, Plant
	and Equipment at		Depreciation rates for
	December 31,		years ended December 31,
	2013	2012	2013	2012	2011
SDG&E:
Natural gas operations	$1,454	$1,406	2.35%	3.20%	3.15%
Electric distribution	5,492	5,217	3.36	4.15	4.13
Electric transmission(1)	3,932	3,714	2.58	2.63	2.74
Electric generation(2)	1,768	2,242	3.76	4.68	4.92
Other electric(3)	759	679	7.58	7.92	8.26
Construction work in progress(1)	941	866	NA	NA	NA
Total SDG&E	14,346	14,124
SoCalGas:
Natural gas operations(4)	11,394	10,756	3.70	3.74	3.62
Other non-utility	118	129	1.56	1.36	1.62
Construction work in progress	319	302	NA	NA	NA
Total SoCalGas	11,831	11,187

			Estimated		Weighted Average
Other operating units and parent(5):			Useful Lives		Useful Life
Land and land rights	276	298	20 to 50 years(6)		47
Machinery and equipment:
Utility electric distribution operations	1,440	1,459	10 to 46 years		40
Generating plants	993	1,568	3 to 35 years		31
LNG terminals	2,094	2,061	3 to 50 years		46
Pipelines and storage	1,638	1,634	3 to 50 years		42
Other	212	241	1 to 47 years		13
Construction work in progress	1,283	692	NA		NA
Other	294	264	2 to 80 years		29
	8,230	8,217
Total Sempra Energy Consolidated	$34,407	$33,528
(1)					At December 31, 2013, includes $350 million in electric transmission assets and $5 million in construction work in progress related to SDG&E's 91-percent interest in the Southwest Powerlink (SWPL) transmission line, jointly owned by SDG&E with other utilities. SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for its share of the project and participates in decisions concerning operations and capital expenditures.
(2)					Includes capital lease assets of $183 million at both December 31, 2013 and 2012, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
(3)					Includes capital lease assets of $23 million at both December 31, 2013 and 2012.
(4)					Includes capital lease assets of $33 million and $32 million at December 31, 2013 and 2012, respectively.
(5)					December 31, 2013 balances include $155 million, $180 million and $22 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2012 balances include $144 million, $171 million and $18 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively.
(6)					Estimated useful lives are for land rights.

Schedule Of Accumulated Depreciation And Decommissioning Amounts [Abstract]
Schedule Of Accumulated Depreciation And Decommissioning Amounts
ACCUMULATED DEPRECIATION AND DECOMMISSIONING AMOUNTS
(Dollars in millions)
	December 31,
	2013	2012
SDG&E:
Accumulated depreciation and decommissioning of utility plant in service:
Electric(1)	$2,861	$2,660
Natural gas	639	601
Total SDG&E	3,500	3,261
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	4,279	4,067
Accumulated depreciation – other non-utility	85	103
Total SoCalGas	4,364	4,170
Other operating units and parent:
Accumulated depreciation – other(3)	938	806
Accumulated depreciation of utility electric distribution operations	145	100
	1,083	906
Total Sempra Energy Consolidated	$8,947	$8,337
(1)	Includes accumulated depreciation for assets under capital lease of $26 million and $21 million at December 31, 2013 and 2012, respectively. Includes $199 million related to SDG&E's 91-percent interest in the SWPL transmission line, jointly owned by SDG&E and other utilities.
(2)	Includes accumulated depreciation for assets under capital lease of $31 million and $28 million at December 31, 2013 and 2012, respectively.
(3)	December 31, 2013 balances include $38 million, $25 million and $2 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2012 balances include $34 million, $21 million and $1 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively.

Schedule Of Capitalized Financing Costs [Abstract]
Schedule Of Capitalized Financing Costs
CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Sempra Energy Consolidated:
AFUDC related to debt	$22	$38	$40
AFUDC related to equity	75	96	99
Other capitalized financing costs	22	52	26
Total Sempra Energy Consolidated	$119	$186	$165
SDG&E:
AFUDC related to debt	$16	$30	$33
AFUDC related to equity	39	71	80
Total SDG&E	$55	$101	$113
SoCalGas:
AFUDC related to debt	$6	$8	$7
AFUDC related to equity	17	25	19
Other capitalized financing costs	1	1	―
Total SoCalGas	$24	$34	$26

Schedule Of Long Lived Assets Held For Sale [Abstract]
Schedule Of Long-lived Assets Held For Sale
(Dollars in millions)	2012
Property, plant, and equipment, net	$292
Inventories	4
Total assets held for sale	296
Liability held for sale - asset retirement obligation(1)	(5)
Total	$291
(1)	Included in Other Current Liabilities on the Consolidated Balance Sheet.

Schedule Of Goodwill [Abstract]
Schedule Of Goodwill
GOODWILL
(Dollars in millions)
	Sempra
	South American	Sempra	Sempra
	Utilities	Mexico	Natural Gas	Total
Balance at December 31, 2011	$949	$25	$62	$1,036
Acquisition of subsidiary	―	―	10	10
Foreign currency translation(1)	65	―	―	65
Balance at December 31, 2012	1,014	25	72	1,111
Foreign currency translation(1)	(87)	―	―	(87)
Balance at December 31, 2013	$927	$25	$72	$1,024
(1)	We record the offset of this fluctuation to other comprehensive income.

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Abstract]
Schedule Of Other Intangible Assets
OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,
	(years)	2013	2012
Storage rights	46	$138	$138
Development rights	50	322	322
Other	15 years to indefinite	19	19
		479	479
Less accumulated amortization:
Storage rights		(16)	(13)
Development rights		(34)	(27)
Other		(3)	(3)
		(53)	(43)
		$426	$436

Schedule Of Variable Interest Entities [Abstract]
Schedule Of Variable Interest Entities
AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
			December 31,
			2013	2012
Cash and cash equivalents			$17	$8
Restricted cash			6	10
Inventories			2	2
Other			1	1
Total current assets			26	21
Restricted cash			25	22
Sundry			4	5
Property, plant and equipment, net			438	466
Total assets			$493	$514

Current portion of long-term debt			$10	$10
Fixed-price contracts and other derivatives			16	17
Other			19	8
Total current liabilities			45	35
Long-term debt			325	335
Fixed-price contracts and other derivatives			39	64
Deferred credits and other			(7)	4
Other noncontrolling interest			91	76
Total liabilities and equity			$493	$514

	Years ended December 31,
	2013		2012	2011
Operating expenses
Cost of electric fuel and purchased power		$(91)	$(83)	$(72)
Operation and maintenance		24	19	19
Depreciation and amortization		28	26	22
Total operating expenses		(39)	(38)	(31)
Operating income		39	38	31
Other expense, net		―	(1)	(1)
Interest expense		(15)	(11)	(11)
Income before income taxes/Net income		24	26	19
Earnings attributable to noncontrolling interest		(24)	(26)	(19)
Earnings	$	―	$ ―	$ ―

Schedule Of Changes In Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations
CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2013	2012	2013	2012	2013	2012
Balance as of January 1(1)	$2,056	$1,925	$741	$698	$1,253	$1,175
Accretion expense	97	92	45	42	49	48
Liabilities incurred	4	21	―	―	―	―
Reclassification(2)	―	(5)	―	―	―	―
Payments	(49)	(2)	(48)	―	―	(1)
Revisions, GRC-related(3)	(135)	―	(30)	―	(105)	―
Revisions, other(4)	179	25	205	1	2	31
Balance as of December 31(1)	$2,152	$2,056	$913	$741	$1,199	$1,253
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Assets Held for Sale" above.
(3)	The decreases in asset retirement obligations in 2013 at SDG&E and SoCalGas are due to revised estimates related to the 2012 General Rate Case (GRC) that received final approval in May 2013. At SDG&E, these revisions included increases in asset service lives ranging from 2 percent to 7 percent, and lower estimated cost of removal. At SoCalGas, the decrease includes increases in asset service lives ranging from 4 percent to 6 percent, partially offset by a higher estimated cost of removal.
(4)	The increase in asset retirement obligations in 2013 at SDG&E is due to revised estimates recorded in the third quarter of 2013 related to the early decommissioning of SONGS Units 2 and 3 (see Note 13).

Schedule Of Changes in Accumulated Other Comprehensive Income By Component [Abstract]
Schedule Of Changes In Accumulated Other Comprehensive Income By Component
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
(Dollars in millions)
	Year ended December 31, 2013
			Pension and Other
			Postretirement Benefits
	Foreign						Total
	Currency		Unamortized	Unamortized			Accumulated Other
	Translation		Net Actuarial	Prior Service	Financial		Comprehensive
	Adjustments		Gain (Loss)	Credit (Cost)	Instruments		Income (Loss)
Sempra Energy Consolidated:
Balance as of December 31, 2012		$(240)	$(102)	$1		$(35)	$(376)
Other comprehensive (loss) income before
reclassifications		(159)	―	―		2	(157)
Amounts reclassified from accumulated other
comprehensive income		270	(2) 29	(1)		7	305
Net other comprehensive income (loss)		111	29	(1)		9	148
Balance as of December 31, 2013		$(129)	$(73)	$ ―		$(26)	$(228)
SDG&E:
Balance as of December 31, 2012	$	―	$(12)	$1	$	―	$(11)
Amounts reclassified from accumulated other
comprehensive income		―	2	―		―	2
Net other comprehensive income		―	2	―		―	2
Balance as of December 31, 2013	$	―	$(10)	$1	$	―	$(9)
SoCalGas:
Balance as of December 31, 2012	$	―	$(4)	$1		$(15)	$(18)
Amounts reclassified from accumulated other
comprehensive (loss) income		―	(1)	―		1	―
Net other comprehensive (loss) income		―	(1)	―		1	―
Balance as of December 31, 2013	$	―	$(5)	$1		$(14)	$(18)
(1)			All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.
(2)			Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.

Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
Year ended December 31, 2013
	Amount reclassified
Details about accumulated	from accumulated other		Affected line item
other comprehensive income (loss) components	comprehensive income (loss)		on Consolidated Statement of Operations
Sempra Energy Consolidated:
Foreign currency translation adjustments		$270	Equity Earnings, Net of Income Tax(1)

Financial instruments:
Interest rate and foreign exchange instruments		$11	Interest Expense
Interest rate instruments		10	Equity Losses, Before Income Tax
Commodity contracts not subject to			Cost of Natural Gas, Electric Fuel and Purchased
rate recovery		(1)	Power
Total before income tax		20
		(4)	Income Tax Expense
Net of income tax		16
		(9)	Earnings Attributable to Noncontrolling Interests
		$7

Pension and other postretirement benefits:
Net actuarial gain		$38	(2)
Amortization of actuarial loss		10	(2)
Prior service cost		(1)	(2)
		(19)	Income Tax Expense
Net of income tax		$28

Total reclassifications for the period, net of tax		$305
SDG&E:
Financial instruments:
Interest rate instruments		$9	Interest Expense
		(9)	Earnings Attributable to Noncontrolling Interest
	$	―

Pension and other postretirement benefits:
Net actuarial gain		$2	(2)
Amortization of actuarial loss		1	(2)
		(1)	Income Tax Expense
Net of income tax		$2

Total reclassifications for the period, net of tax		$2
SoCalGas:
Financial instruments:
Interest rate instruments		$1	Interest Expense

Pension and other postretirement benefits:
Net actuarial loss		$(3)	(2)
Amortization of actuarial loss		1	(2)
		1	Income Tax Expense
Net of income tax		$(1)

Total reclassifications for the period, net of tax	$	―
(1)			Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.
(2)			Amounts are included in the computation of net periodic benefit cost (see "Net Periodic Benefit Cost, 2011 - 2013" in Note 7).

Schedule Of Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests
OTHER NONCONTROLLING INTERESTS
(Dollars in millions)
		December 31,
	Percent Ownership Held by Others	2013	2012
SDG&E:
Otay Mesa VIE	100%	$91	$76
Sempra South American Utilities:
Chilquinta Energía subsidiaries(1)	24.4 - 43.4	27	29
Luz del Sur	20.2	222	236
Tecsur	9.8	3	4
Sempra Mexico:
IEnova, S.A.B. de C.V.	18.9	442	―
Sempra Natural Gas:
Bay Gas Storage Company, Ltd.	9.1	22	20
Liberty Gas Storage, LLC	25.0	14	15
Southern Gas Transmission Company	49.0	1	1
Total Sempra Energy		$822	$381
(1)	Chilquinta Energía has four subsidiaries with noncontrolling interests held by others. Percentage range reflects the highest and lowest ownership percentages among these subsidiaries.

Schedule Of Utilities Revenues [Abstract]
Schedule Of Utilities Revenues
TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Electric revenues	$4,911	$4,568	$3,833
Natural gas revenues	4,398	3,873	4,489
Total	$9,309	$8,441	$8,322
(1) Excludes intercompany revenues.

Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Abstract]
Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Text Block]
Upward (downward) adjustment to investments
Investment	Currency	2011(1)
Chilquinta Energía	Chilean Peso	$(10)
Luz del Sur	Peruvian Nuevo Sol	―
(1)		As discussed in Note 3, the cumulative foreign currency translation adjustment balances totaling $54 million in Accumulated Other Comprehensive Income (Loss) as of April 6, 2011 were reclassified to net income as a result of the gain on the remeasurement of our equity method investments in Chilquinta Energía and Luz del Sur during the second quarter of 2011.

Schedule Of Foreign Currency Transaction Gain (Loss) [Abstract]
Schedule Of Foreign Currency Transaction Gain (Loss) [Text Block]
	Years ended December 31,
(Dollars in millions)	2013	2012	2011
Currency transaction gain (loss)	$(3)	$9	$11

Schedule Of Due To And From Affiliates [Abstract]
Schedule Of Amounts Due To and From Affiliates at SDG&E and SoCalGas
AMOUNTS DUE TO AND FROM AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	December 31,
	2013		2012
SDG&E
Current:
Due from SoCalGas	$	―	$37
Due from various affiliates		1	2
		$1	$39

Due to Sempra Energy		$25	$19
Due to various affiliates		14	―
		$39	$19

Income taxes due from Sempra Energy(1)		$70	$12

SoCalGas
Current:
Due from Sempra Energy	$	―	$24
Due from various affiliates		21	―
		$21	$24

Due to SDG&E	$	―	$37
Due to Sempra Energy		16	―
		$16	$37

Income taxes due from Sempra Energy(1)		$18	$99
(1)			SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies’ having always filed a separate return.

Schedule Of Revenues From Affiliates [Abstract]
Schedule Of Revenues From Unconsolidated Affiliates at the SDG&E and SoCalGas
REVENUES FROM UNCONSOLIDATED AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
SDG&E	$12	$9	$7
SoCalGas	70	46	53

Schedule Of Transactions With Joint Venture [Abstract]
Schedule Of Amounts Recorded For Transactions with RBS Sempra Commodities
AMOUNTS RECORDED FOR TRANSACTIONS WITH RBS SEMPRA COMMODITIES(1)
(Dollars in millions)
		Cost of
	Revenues	Natural Gas
Sempra Mexico	$37	$74
Sempra Natural Gas	7	3
(1)	With the exception of Sempra Mexico, whose contract with RBS Sempra Commodities expired in July 2011, amounts only include activities prior to May 1, 2011, the date by which substantially all the contracts with RBS Sempra Commodities were assigned to buyers of the joint venture businesses.

Schedule Of Other Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$75	$96	$99
Investment gains(1)	39	41	22
Gains (losses) on interest rate and foreign exchange instruments, net(2)	17	10	(14)
Regulatory interest, net(3)	5	1	2
Sundry, net	4	24	21
Total	$140	$172	$130
SDG&E:
Allowance for equity funds used during construction	$39	$71	$80
Regulatory interest, net(3)	4	2	2
Losses on interest rate instruments(4)	―	―	(1)
Sundry, net	(3)	(4)	(2)
Total	$40	$69	$79
SoCalGas:
Allowance for equity funds used during construction	$17	$25	$19
Regulatory interest, net(3)	1	(1)	―
Sundry, net	(7)	(7)	(6)
Total	$11	$17	$13
(1)	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
(3)	Interest on regulatory balancing accounts.
(4) Related to Otay Mesa VIE.